CONVERTIBLE NOTES - Convertible Notes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Net carrying amount of the liability component
Principal outstanding	$ 3,947,080	$ 4,123,900
Discount on debt	(594,769)	(1,300,536)
Net carrying value	3,352,311	2,823,364
Net carrying amount of the equity component
Amount allocated to conversion option	678,782
Equity component, net	$ 678,782	4,460,445
Corrected Equity component, net		$ 4,460,445